Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Cash and payment-in-kind interest	$ 0	$ (95)	$ (54)	$ (25)
$575 million secured bond in issue
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	0	(21)	0
Post-emergence first lien senior secured
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	(14)	(12)	0
Post-emergence second lien senior secured
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	(78)	(16)	0
Post-emergence unsecured senior convertible bond
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	(3)	(5)	0
Pre-filing senior credit facilities
Debt Instrument [Line Items]
Cash and payment-in-kind interest	$ 0	$ 0	$ 0	$ (25)